Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Current assets:
Cash and cash equivalents	$ 208.5	$ 144.4
Restricted cash and cash equivalents	5.0	5.0
Restricted cash and cash equivalents - Asbestos	104.9	36.4
Restricted short-term investments - Asbestos	26.6	21.6
Accounts and other receivables, net	333.2	363.3
Inventories	218.3	305.1
Prepaid expenses and other current assets	38.9	26.1
Insurance receivable - Asbestos	6.6	5.0
Workers’ compensation - Asbestos	1.6	1.5
Total current assets	943.6	908.4
Property, plant and equipment, net	1,372.3	1,341.7
Operating lease right-of-use-assets	46.4	40.5
Finance lease right-of-use-assets	2.7	1.7
Goodwill	209.3	196.9
Intangible assets, net	173.9	166.7
Insurance receivable - Asbestos	42.9	38.5
Workers’ compensation - Asbestos	20.3	20.7
Deferred income taxes	906.8	989.4
Deferred income taxes - Asbestos	367.4	319.1
Other assets	3.4	4.7
Total assets	4,089.0	4,028.3
Current liabilities:
Accounts payable and accrued liabilities	307.0	274.7
Accrued payroll and employee benefits	112.5	87.1
Operating lease liabilities	7.8	14.3
Finance lease liabilities	1.0	0.5
Accrued product warranties	6.0	7.0
Income taxes payable	6.6	8.9
Asbestos liability	122.2	103.9
Workers’ compensation - Asbestos	1.6	1.5
Dividends payable	303.7	0.0
Other liabilities	32.7	12.1
Total current liabilities	901.1	510.0
Long-term debt	858.6	1,354.6
Deferred income taxes	86.3	81.9
Operating lease liabilities	53.3	41.4
Finance lease liabilities	1.9	1.5
Accrued product warranties	33.6	35.4
Income taxes payable	4.7	21.3
Asbestos liability	1,013.6	882.5
Workers’ compensation - Asbestos	20.3	20.7
Other liabilities	54.8	43.7
Total liabilities	3,028.2	2,993.0
Commitments and contingencies (Note 14)
Shareholders’ equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 444,288,874 shares issued and outstanding at 31 March 2021 and 443,144,740 shares issued and outstanding at 31 March 2020	231.4	230.6
Additional paid-in capital	224.6	207.3
Retained earnings	611.4	659.5
Accumulated other comprehensive loss	(6.6)	(62.1)
Total shareholders’ equity	1,060.8	1,035.3
Total liabilities and shareholders’ equity	$ 4,089.0	$ 4,028.3